Operating Lease	12 Months Ended
Dec. 31, 2023
Operating Lease [Abstract]
OPERATING LEASE

6. OPERATING LEASE

As of December 31, 2023, the Company leases office spaces in the PRC under non-cancelable operating leases, with terms ranging between 24 months and 36.5 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of the incremental borrowing rate.

For operating leases that include rent holidays and rent escalation clauses, the Company recognizes lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Company records the straight-line lease expense and any contingent rent, if applicable, in general and administrative expenses on the consolidated statements of income and comprehensive income. The corporate office lease also requires the Company to pay real estate taxes, common area maintenance costs and other occupancy costs which are included in the general and administrative expenses on the consolidated statements of income and comprehensive income.

The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

For short-term leases, the Company records operating lease expense in its consolidated statements of income and comprehensive income on a straight-line basis over the lease term and record variable lease payments as incurred.

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	December 31, 2023	December 31, 2022
Right of use assets	$1,680,547	$175,004

Operating lease liabilities, current	$761,904	$299,461
Operating lease liabilities, noncurrent	1,003,943	19,394
Total operating lease liabilities	$1,765,847	$318,855

Other information about the Company’s leases is as follows:

	For the Years Ended December 31,
	2023	2022	2021
Operating cash flows used in operating leases	$762,963	$223,122	$—
Weighted average remaining lease term (years)	2.47	0.56	—
Weighted average discount rate	4.74%	4.75%	—

Operating lease expenses were $777,688, $430,963 and $293,488, respectively, for the years ended December 31, 2023, 2022 and 2021, among which $45,484, $126,097 and $31,648 were incurred for short-term leases.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2023:

December 31, 2023
For the year ending December 31, 2024	$832,395
For the year ending December 31, 2025	814,940
For the year ending December 31, 2026	222,256
Total lease payments	1,869,591
Less: Imputed interest	(103,744)
Present value of lease liabilities	$1,765,847